Financial Risk Review (Details) - Schedule of Demonstrates the Estimated Sensitivity - USD ($)	Dec. 31, 2023	Dec. 31, 2022
10% [Member] | Change in GBP Rate [Member]
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	$ 79,202	$ 43,204
10% [Member] | Change in AUD Rate [Member]
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	(176,987)	(97,851)
10% [Member] | Change in EUR Rate [Member]
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	14,848
10% [Member] | Change in TZS Rate [Member]
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	(50,079)	(25,744)
10% [Member] | Change in ZAR Rate [Member]
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	(5,058)
-10% [Member]
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	50,079	25,744
-10% [Member] | Change in GBP Rate [Member]
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	(79,202)	43,204
-10% [Member] | Change in AUD Rate [Member]
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	176,987	97,851
-10% [Member] | Change in EUR Rate [Member]
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	(14,858)
-10% [Member] | Change in ZAR Rate [Member]
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	$ 5,058